Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 58,981	¥ 28,958
Net deferred tax assets (liabilities)	(200,299)	(370,577)
Deferred tax liabilities	259,280	399,535
Derivatives [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		49,076
Deferred tax liabilities	6,536
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	731,831	679,291
Deferred tax liabilities	932,130	1,049,868
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	451,720	389,209
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	76,223	63,563
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	12,081	10,130
Deferred tax liabilities	81,051	76,821
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	37,826	39,386
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	16,811	207
Deferred tax liabilities	637,052	780,118
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	55,948	60,145
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	66,521	65,483
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	6,509	7,399
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	137,170	127,720
Deferred tax liabilities	¥ 78,513	¥ 59,902